As filed with the Securities and Exchange Commission on 12/30/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21141

OPTIMUM Q FUNDS
(Exact name of registrant as specified in charter)

125 CambridgePark Drive
Cambridge, MA 02140
(Address of principal executive offices) (Zip code)

John Sherman
125 CambridgePark Drive
Cambridge, MA 02140
(Name and address of agent for service)

(617) 234-2200
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

Item 1. Schedule of Investments.

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
October 31, 2004 (Unaudited)

Shares			Value
		COMMON STOCKS - 97.63%

		Aerospace & Defense - 4.06%
20,100		United Technologies Corporation	$ 1,865,682

		Agriculture - 0.84%
8,100		Bunge Limited	386,613

		Automotive - 0.44%
3,500		Harley-Davidson, Inc.	201,495

		Banking - 7.70%
8,700		Comerica Incorporated	535,137
9,300		UnionBanCal Corporation	564,975
21,500		Wachovia Corporation	1,058,015
23,100		Wells Fargo & Company	1,379,532
			3,537,659

		Building & Housing - 3.72%
1,200		Beazer Homes USA, Inc.	131,736
6,000		Centex Corporation	311,640
3,500		KB HOME	287,875
2,690		M.D.C. Holdings, Inc.	206,458
200		NVR, Inc.*	125,400
8,700		Pulte Homes, Inc.	477,456
800		The Ryland Group, Inc.	76,312
1,800		Texas Industries, Inc.	91,674
			1,708,551

		Computer Peripherals - 0.13%
3,300		Electronics for Imaging, Inc. *	59,532

		Computer Services -1.34%
7,600		NCR Corporation *	428,260
4,600		Tech Data Corporation *	185,794
			614,054

		Computers - 3.57%
18,300		International Business Machines Corporation	1,642,425

		Consumer Products - 3.39%
30,400		The Proctor & Gamble Company	1,555,872

		Drugs - 4.01%
27,900		Merck & Co. Inc.	873,549
33,500		Pfizer Inc.	969,825
			1,843,374

		Education - 2.24%
15,600		Apollo Group, Inc. - Class A*	$ 1,029,600

		Electronics - 1.54%
5,900		Harman International Industries, Incorporated	709,062

		Financial Services - 8.38%
2,550		Affiliated Managers Group, Inc.*	142,392
17,400		CIT Group Inc.	702,960
14,900		Fannie Mae	1,045,235
19,900		The Goldman Sachs Group, Inc.	1,957,762
			3,848,349

		Healthcare Services & Supplies - 6.58%
24,800		UnitedHealth Group Incorporated	1,795,520
7,000		Varian Medical Systems, Inc.*	281,050
12,200		Zimmer Holdings, Inc. *	946,598
			3,023,168

		Insurance - 10.03%
40,450		The Allstate Corporation	1,945,240
6,700		W.R. Berkley Corporation	286,358
14,300		The Chubb Corporation	1,031,459
1,600		LandAmerica Financial Group, Inc.	78,320
8,900		Lincoln National Corporation	389,820
4,400		Mercury General Corporation	226,292
3,800		Nationwide Financial Services, Inc. - Class A	131,480
850		Protective Life Corporation	33,405
900		Reinsurance Group of America, Incorporated	38,772
900		SAFECO Corporation	41,616
800		StanCorp Financial Group, Inc.	60,304
1,500		Stewart Information Services Corporation	63,630
5,200		Torchmark Corporation	280,904
			4,607,600

		Leisure & Gaming - 2.35%
500		International Game Technology	16,520
19,500		Marriot International, Inc. - Class A	1,062,555
			1,079,075

		Metals - 2.51%
2,100		Carpenter Technology Corporation	$ 99,666
3,100		Mueller Industries, Inc.	82,646
13,200		Nucor Corporation	557,436
3,900		Phelps Dodge Corporation *	341,406
1,400		Quanex Corporation	70,980
			1,152,134

		Networking Products - 3.24%
77,500		Cisco Systems, Inc.*	1,488,775

		Oil & Gas - 8.09%
8,000		Amerada Hess Corporation	645,680
20,700		Anadarko Petroleum Corporation	1,396,215
8,000		Apache Corporation	405,600
24,400		Marathon Oil Corporation	929,884
800		Pogo Producing Company	36,680
2,900		Spinnaker Exploration Company *	92,568
2,200		Stone Energy Corporation *	90,574
3,400		Transocean Inc. *	119,850
			3,717,051

		Paper - 1.84%
18,000		MeadWestvaco Corporation	567,540
4,700		Temple-Inland Inc.	277,864
			845,404

		Restaurants - 0.16%
1,900		Ihop Corporation	72,770

		Retail - 6.51%
6,350		AutoZone, Inc.*	519,494
8,100		Federated Department Stores, Inc.	408,645
47,800		The Home Depot, Inc.	1,963,624
3,200		Men's Wearhouse, Inc. *	99,456
			2,991,219

		Savings & Loans - 3.33%
5,350		Astoria Financial Corporation	209,131
2,300		Downey Financial Corporation	127,098
1,300		FirstFed Financial Corporation	66,820
7,700		Golden West Financial Corporation	900,284
5,900		Washington Mutual, Inc.	228,389
			1,531,722

		Software - 0.62%
7,900		Microsoft Corporation	221,121
3,500		THQ Inc. *	66,150
			287,271

		Telecommunications - 2.45%
26,900		QUALCOMM, Inc.	1,124,689

		Transportation - 3.80%
30,500		Burlington Northern Sante Fe Corporation	$ 1,275,205
11,800		Norfolk Southern Corporation	400,610
2,000		Offshore Logistics, Inc. *	72,320
			1,748,135

		Utility - Electric - 0.15%
2,150		Wisconsin Energy Corporation	70,176

		Utility - Telephone - 4.61%
72,100		SBC Communications, Inc.	1,821,246
7,600		Verizon Communications Inc.	297,160
			2,118,406

		TOTAL COMMON STOCKS
		(Cost $41,247,849)	44,859,863

		SHORT-TERM INVESTMENTS - 2.41%
		Money Market Mutual Funds - 2.41%
1,106,161		SEI Daily Income Trust Government Fund - Class B	1,106,161
		TOTAL SHORT-TERM INVESTMENTS
		(cost $1,106,161)	1,106,161
		TOTAL INVESTMENT IN SECURITIES - 100.04%
		(Cost $42,354,010)	45,966,024
		LIABILITIES LESS OTHER ASSETS - (0.04)%	(16,986)
		NET ASSETS - 100.00%	$ 45,949,038

	*	Non-income producing security

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
October 31, 2004 (Unaudited)

Shares			Value
		COMMON STOCKS - 56.57%

		Aerospace & Defense - 2.15%
13,100		United Technologies Corporation	$ 1,215,942

		Agriculture - 0.50%
5,900		Bunge Limited	281,607

		Banking - 3.89%
4,400		Comerica Incorporated	270,644
4,300		UnionBanCal Corporation	261,225
13,400		Wachovia Corporation	659,414
16,900		Wells Fargo & Company	1,009,268
			2,200,551

		Building & Housing - 1.86%
800		Beazer Homes USA, Inc.	87,824
6,400		Centex Corporation	332,416
2,150		KB HOME	176,837
1,030		M.D.C. Holdings, Inc.	79,052
4,900		Pulte Homes, Inc.	268,912
500		The Ryland Group, Inc.	47,695
1,200		Texas Industries, Inc.	61,116
			1,053,852

		Computer Peripherals - 0.09%
2,700		Electronics for Imaging, Inc. *	48,708

		Computer Services - 0.67%
5,700		NCR Corporation *	321,195
1,500		Tech Data Corporation *	60,585
			381,780

		Computers - 2.11%
13,300		International Business Machines Corporation	1,193,675

		Consumer Products - 1.95%
21,600		The Proctor & Gamble Company	1,105,488

		Drugs - 1.02%
18,500		Merck & Co. Inc.	579,235

		Education - 1.16%
9,950		Apollo Group, Inc. - Class A*	656,700

		Electronics - 0.81%
3,800		Harman International Industries, Incorporated	456,684

		Financial Services - 3.31%
12,500		CIT Group Inc.	505,000
1,850		Fannie Mae	129,778
12,600		The Goldman Sachs Group, Inc.	1,239,588
			1,874,366

		Healthcare Services & Supplies - 3.43%
15,300		UnitedHealth Group Incorporated	1,107,720
5,800		Varian Medical Systems, Inc.*	232,870
7,700		Zimmer Holdings, Inc. *	597,443
			1,938,033

Shares			Value
		Insurance - 5.16%
25,950		The Allstate Corporation	1,247,935
5,000		W.R. Berkley Corporation	213,700
9,100		The Chubb Corporation	656,383
1,000		LandAmerica Financial Group, Inc.	48,950
5,400		Lincoln National Corporation	236,520
3,000		Mercury General Corporation	154,290
1,100		Protective Life Corporation	43,230
1,000		Stewart Information Services Corporation	42,420
5,150		Torchmark Corporation	278,203
			2,921,631

		Leisure & Gaming - 1.17%
12,100		Marriot International, Inc. - Class A	659,329

		Metals - 1.59%
1,300		Carpenter Technology Corporation	61,698
1,600		Commercial Metals Company	57,840
2,000		Mueller Industries, Inc.	53,320
9,200		Nucor Corporation	388,516
3,300		Phelps Dodge Corporation *	288,882
1,000		Quanex Corporation	50,700
			900,956

		Networking Products - 1.79%
52,800		Cisco Systems, Inc.*	1,014,288

		Oil & Gas - 4.04%
5,400		Amerada Hess Corporation	435,834
13,700		Anadarko Petroleum Corporation	924,065
4,100		Apache Corporation	207,870
14,100		Marathon Oil Corporation	537,351
1,900		Spinnaker Exploration Company *	60,648
900		Stone Energy Corporation *	37,053
2,400		Transocean Inc. *	84,600
			2,287,421

		Paper - 0.97%
11,400		MeadWestvaco Corporation	359,442
3,200		Temple-Inland Inc.	189,184
			548,626

		Real Estate Investment Trusts - 8.21%
7,800		Archstone-Smith Trust	261,690
3,800		Avalonbay Communities, Inc.	248,786
4,900		Boston Properties, Inc.	292,628
3,600		CenterPoint Properties Trust	166,680
6,700		Developers Diversified Realty Corporation	280,060
7,800		Duke Realty Corporation	265,980
7,700		Equity Residential	256,795
5,800		Federal Realty Investment Trust	275,210
11,300		General Growth Properties, Inc.	372,787
7,700		Health Care Property Investors, Inc.	214,291
2,800		Hospitality Properties Trust	119,980
4,900		Kimco Realty Corporation	267,295
5,000		Plum Creek Timber Company, Inc.	181,450
8,000		Prentiss Properties Trust	287,840
4,300		ProLogis	167,614
3,300		Public Storage, Inc.	172,425
13,800		Taubman Centers, Inc.	396,060
6,200		Vornado Realty Trust	416,640
			4,644,211

Shares			Value
		Restaurants - 0.08%
$ 1,200		Ihop Corporation	$ 45,960

		Retail - 3.50%
3,250		AutoZone, Inc.*	265,883
7,300		Federated Department Stores, Inc.	368,285
31,200		The Home Depot, Inc.	1,281,696
2,000		Men's Wearhouse, Inc. *	62,160
			1,978,024

		Savings & Loans - 1.90%
		Astoria Financial Corporation
1,500		Downey Financial Corporation	82,890
800		FirstFed Financial Corporation	41,120
6,700		Golden West Financial Corporation	783,364
4,300		Washington Mutual, Inc.	166,453
			1,073,827

		Software - 0.30%
4,600		Microsoft Corporation	128,754
2,100		THQ Inc. *	39,690
			168,444

		Telecommunications - 0.50%
6,800		QUALCOMM, Inc.	284,308

		Transportation - 1.92%
19,300		Burlington Northern Sante Fe Corporation	$ 806,933
6,800		Norfolk Southern Corporation	230,860
1,300		Offshore Logistics, Inc. *	47,008
			1,084,801

		Utility - Electric - 0.10%
1,800		Wisconsin Energy Corporation	58,752

		Utility - Telephone - 2.39%
46,100		SBC Communications, Inc.	1,164,486
4,800		Verizon Communications Inc.	187,680
			1,352,166

		TOTAL COMMON STOCKS
		(Cost $27,764,226)	32,009,365

		EXCHANGE TRADED FUNDS - 7.70%
29,750		iShares MSCI EAFE Index Fund(1)	$ 4,353,913
		TOTAL EXCHANGE TRADED FUNDS
		(cost $3,003,902)	4,353,913
Principal
Amount			Value
		CORPORATE NOTES & BONDS - 5.52%
$ 100,000		Air Products and Chemicals, Inc. Notes, 7.375%, Due 5/1/05	102,307
250,000		The Bear Stearns Companies Inc. Medium-Term Floating Rate
		Notes, Series B, 2.16%, Due 6/19/2006	250,891
125,000		CIT Group, Inc. Senior Notes, 7.25%, Due 11/15/12	125,132
125,000		Boeing Capital Corporation Senior Notes, 5.65%, Due 5/15/06	130,442
100,000		Dominion Resources Inc. Senior Notes, 7.625%, Due 7/15/05	103,482
200,000		Ford Motor Credit Co. Notes, 6.875%, Due 2/1/06	207,997
300,000		General Motors Acceptance Corporation Notes, 6.125%,
		Due 2/1/07	312,472
300,000		Household Finance Corporation Notes, 7.20%, Due 7/15/06	320,859
100,000		Masco Corporation Notes, 6.75%, Due 3/15/06	105,512
300,000		SLM Corporation Medium Term Notes, 3.95%, Due 8/15/08	304,468
250,000		Safeway Inc. Notes, 4.80%, Due 7/16/07	258,439
250,000		TCI Communications Inc. Senior Notes, 6.875%,
		Due 2/15/06	261,698
200,000		Verizon Global Funding Corp. Notes, 6.125%, Due 6/15/07	214,590
100,000		Washington Mutual Inc. Notes, 7.50%, Due 8/15/06	107,814
300,000		Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06	315,683
		TOTAL CORPORATE NOTES & BONDS -
		(Cost $3,120,539)	3,121,786

		NON-AGENCY MORTGAGE &
		ASSET BACKED SECURITIES - 3.23%
172,812		Banc of America Funding Corporation Mortgage
		Pass-Through Certificates, Series 2003-1, Class A1,
		6.00%, Due 5/20/33	174,939
11,164		Bear Stearns Mortgage Securities, Inc. Mortgage
		Variable Rate Pass-Thru Certificates,
		Series 1997-6, Class 1-A, 6.8031%,
		Due 3/25/31	11,266
481,137		Chase Mortgage Finance Trust Mortgage Pass-Through
		Certificates, Series 2003-S1, 5.25%, Due 2/25/18	486,074
134,937		Credit Suisse First Boston Mortgage Pass-Through
		Certificates, Series 2002-HE4, Class AF,
		5.51%, Due 8/25/32	138,898
9,989		Residential Accredit Loans, Inc. Mortgage Asset-Backed
		Pass-Thru Certificates, Series 1997-QS9,
		Class A-8, 7.25%, Due 9/25/27	9,982
1,000,000		WAMU Floating Rate Mortgage Pass-Through Certificates,
		Series 2003-AR9, Class 1A6, 4.0607%,
		Due 9/25/33	1,006,953
		TOTAL NON-AGENCY MORTGAGE &
		ASSET BACKED SECURITIES -
		(cost $1,807,485)	1,828,112

Principal
Amount			Value
		UNITED STATES GOVERNMENT &
		AGENCY ISSUES - 25.35%
$ 399,965		FHLMC Guaranteed Real Estate Mortgage Investment
		Conduit Inverse Variable Rate Pass-Thru Certificates,
		Series 2648, Class TS, 10.8333%, Due 7/15/33	$ 414,971
		FHLMC Guaranteed Real Estate Mortgage Investment
		Conduit Pass-Thru Certificates:
1,029,786		Series 2647, Class A, 3.25%, Due 4/15/32	1,019,189
489,114		Series 2676, Class JA, 4.00%, Due 8/15/13	493,448
500,000		Series 2663, Class LN, 4.50%, Due 1/15/22	512,111
125,000		Series 2626, Class NA, 5.00%, Due 6/15/23	130,031
750,000		Series 1686, Class PJ, 5.00%, Due 2/15/24	772,212
149,374		Series 2366, Class VG, 6.00%, Due 6/15/11	155,147
75,000		Series 2497, Class JH, 6.00%, Due 9/15/32	78,144
40,000		Series 2099, Class A, 6.25%, Due 11/15/28	40,936
75,805		Series 2335, Class VA, 6.50%, Due 4/15/12	76,610
36,000		Series 1643, Class PJ, 6.50%, Due 10/15/23	38,776
70,261		Series 1665, Class KZ, 6.50%, Due 1/15/24	74,297
200,000		Series 1568, Class D, 6.75%, Due 8/15/23	212,829
		Series 1468, Class M, 7.00%, Due 1/15/10
76,830		Series 1595, Class D, 7.00%, Due 10/15/13	80,507
31,697		Series 1311, Class K, 7.00%, Due 7/15/22	32,194
70,480		Series 1384, Class D, 7.00%, Due 9/15/22	72,137
500,000		FHLMC Notes, 3.625%, Due 9/15/08	505,869
		FNMA Guaranteed Mortgage Pass-Thru Certificates:
350,189		Pool #E01538, 5.00%, Due 12/1/18	357,797
331,736		Pool #420173, 5.75%, Due 4/1/30	335,308
57,107		Pool #408761, 7.00%, Due 12/1/12	60,661
24,707		Pool #512255, 7.50%, Due 9/1/14	26,293
124,044		Pool #609554, 7.50%, Due 10/1/16	132,002
158,447		FNMA Guaranteed Real Estate Mortgage
		Investment Conduit Inverse Variable Rate Pass-Thru
		Certificates, Series 1993-113, Class SB, 9.7489%, Due 7/25/23	174,614
		FNMA Guaranteed Real Estate Mortgage Investment
		Conduit Pass-Thru Certificates:
786,260		Series 2003-49, Class JE, 3.00%, Due 4/25/33	763,651
440,834		Series 2003-66, Class MB, 3.50%, Due 5/23/23	431,270
43,212		Series 2003-35, Class UC, 3.75%, Due 5/25/33	42,639
566,389		Series 2003-28, Class GA, 4.00%, Due 10/25/32	564,243
471,858		Series 2001-61, Class TD, 6.00%, Due 7/25/30	479,622
1,207,813		Series 2004-56, Class A, 6.00%, Due 7/25/34	1,242,233
330,000		Series 2002-1, Class HC, 6.50%, Due 2/25/22	347,224
70,000		Series 2002-22, Class G, 6.50%, Due 4/25/32	74,028
101,593		Series 1992-188, Class PZ, 7.50%, Due 10/25/22	110,680
61,235		Series 2001-37, Class GA, 8.00%, Due 7/25/16	64,799
319,923		Series G92-44, Class ZQ, 8.00%, Due 7/25/22	345,095
28,415		Series 1995-2, Class Z, 8.50%, Due 1/25/25	30,969
		GNMA Guaranteed Real Estate Mortgage Investment
		Conduit Pass-Thru Certificates:
77,000		Series 2002-17, Class B, 6.00%, Due 3/20/32	80,690
65,116		Series 1999-29, Class PB, 7.25%, Due 7/16/28	68,043
500,546		Series 1996-10, Class PD, 7.50%, Due 6/20/26	529,340
96,975		Series 2000-26, Class Z, 7.75%, Due 9/20/30	100,965
Principal
Amount			Value
$ 1,172,960		United States Treasury Inflation Index Note,
		3.625%, Due 1/15/08	$ 1,294,197
2,000,000		United States Treasury Notes, 2.625%, Due 5/15/08	1,978,282
		TOTAL UNITED STATES GOVERNMENT &
		AGENCY ISSUES (COST $14,161,765)	14,344,053

Shares
		WARRANTS & RIGHTS - 0.00%
1,130		General Growth Properties Warrants	0
		TOTAL WARRANTS & RIGHTS -	0
		(Cost $0)

		SHORT-TERM INVESTMENTS - 1.64%
		Money Market Mutual Funds - 1.64%
928,281		SEI Daily Income Trust Government Fund - Class B	928,281
		TOTAL SHORT-TERM INVESTMENTS
		(cost $928,281)	928,281
		TOTAL INVESTMENTS - 100.01%
		(cost $50,786,198)	56,585,510
		LIABILITIES LESS OTHER ASSETS - (0.01)%	(7,234)
		NET ASSETS - 100.00%	$ 56,578,276

	*	Non-income producing security.
	(1)	Underlying securities are stocks of foreign companies.

Optimum QTM Funds - Capital Conservation Fund
Schedule of Investments
October 31, 2004 (Unaudited)

Principal Amount			Value

		CERTIFICATES OF DEPOSIT - 0.26%
$ 95,000		Discover Bank, 4.25%, Due 1/31/05	$ 95,419
		TOTAL CERTIFICATES OF DEPOSIT
		(COST $95,403)	95,419

		CORPORATE NOTES & BONDS - 11.93%
200,000		Air Products & Chemicals Inc. Notes, 7.375%, Due 5/1/05	204,614
500,000		The Bear Stearns Companies Inc. Medium-Term Floating Rate
		Notes, Series B, 2.16%, Due 6/19/06	501,781
174,000		Boeing Capital Corporation Senior Notes, 5.65%, Due 5/15/06	181,575
375,000		CIT Group, Inc. Senior Notes, 7.25%, Due 11/15/12	375,396
300,000		Cox Communications Inc. Notes, 6.875%, Due 6/15/05	307,212
350,000		Dominion Resources Inc. Senior Notes, 7.625%, Due 7/15/05	362,188
300,000		General Motors Acceptance Corporation Notes, 6.125%,
		Due 2/1/07	312,472
400,000		KeyCorp Subordinated Notes, 7.25%, Due 6/1/05	410,871
300,000		Masco Corporation Notes, 6.75%, Due 3/15/06	316,536
290,000		SLM Corporation Medium Term Notes, 3.95%, Due 8/15/08	294,319
250,000	,	TCI Communications Inc. Senior Notes, 6.875%
		Due 2/15/06	261,697
400,000		Washington Mutual Inc. Notes, 7.50%, Due 8/15/06	431,254
400,000		Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06	420,911
		TOTAL CORPORATE NOTES & BONDS
		(COST $4,385,090)	4,380,826

		NON-AGENCY MORTGAGE &
		ASSET BACKED SECURITIES - 22.57%
53,046		ANRC Auto Owner Trust Asset-Backed
		Certificates, Series 2001-A, Class A4,
		4.32%, Due 6/16/08	53,136
203,796		American Housing Trust Collateralized Mortgage
		Obligation, Series XI, Class 3G,
		8.25%, Due 1/25/22	210,971
		Americredit Automobile Receivables Trust Asset-
		Backed Notes:
500,000		Series 2002-C, Class A4, 3.55%, Due 2/12/09	504,403
407,713		Series 2001-B, Class A4, 5.37%, Due 6/12/08	413,927
$ 57,288		Americredit Automobile Receivables Trust Floating Rate
		Asset-Backed Notes, Series 2002-A, Class A3,
		1.56%, Due 10/12/06	$ 57,325
568,766		Banc of America Mortgage Securities, Inc. Variable Rate
		Pass-Through Certificates, Series 2003-B, Class 2A2
		4.413%, Due 3/25/33	569,829
115,000		CS First Boston Mortgage Securities Corporation
		Mortgage-Backed Pass-Through Certificates,
		Series 2002-26, Class 3A5, 6.26%, Due 10/25/32	123,584
1,000,000		Capital One Auto Finance Trust Asset-Backed
		Certificates, Series 2003-A, Class A4A,
		2.47%, Due 1/15/10	993,461
145,397		Chase Manhattan Auto Owner Trust Asset-Backed
		Certificates, Series 2001-A, Class A4,
		5.07%, Due 2/15/08	146,547
894,277		Countrywide Alternative Loan Trust Mortgage Pass-Through
		Certificates, Series 2003-J3, Class 2A1, 6.25%,
		Due 12/25/33	907,888
789,000		Ford Credit Auto Owner Trust Asset-Backed Notes,
		Series 2002-A, Class A-4A, 4.36%, Due 9/15/06	796,490
50,000		MBNA Master Credit Card Trust II Asset-Backed
		Certificates, Series 2000-A, Class A,
		7.35%, Due 7/16/07	50,786
94,090		Merrill Lynch Trust Collateralized Mortgage Obligation,
		Series 47, Class Z, 8.985%, Due 10/20/20	99,323
2,200		National City Auto Receivables Trust Asset-Backed
		Notes, Series 2002-A, Class A3, 4.04%,
		Due 7/15/06	2,204
990,000		Onyx Acceptance Owner Trust Asset-Backed Notes,
		Series 2002-C, Class A4, 4.07%, Due 4/15/09	1,003,195
1,000,000		Residential Asset Securities Corporation Home Equity
		Mortgage Asset-Backed Pass-Thru Certificates,
		Series 2003-KS8, Class AI2, 2.61%, Due 6/25/24	996,189
233,333		Sears Credit Account Master Trust II Certificates,
		Series 1999-1, Class A, 5.65%, Due 3/17/09	234,837
500,000		Vendee Mortgage Trust Pass-Through Certificates,
		Series 2000-2, Class G, 7.50%, Due 10/15/09	513,011
603,000		WFS Financial Owner Trust Auto Receivable Backed Notes,
		Series 2002-1, Class A4A, 4.87%, Due 9/20/09	613,400
		TOTAL NON-AGENCY MORTGAGE &
		ASSET BACKED SECURITIES
		(cost $8,326,195)	8,290,506

		UNITED STATES GOVERNMENT &
		AGENCY ISSUES - 61.43%
$ 250,278		FHLMC Guaranteed Real Estate Mortgage Investment
		Conduit Inverse Variable Rate Pass-Thru Certificates,
		Series 2648, Class TS, 10.8333%, Due 7/15/33	$ 259,668
		FHLMC Guaranteed Real Estate Mortgage
		Investment Conduit Pass-Thru Certificates:
1,029,786		Series 2647, Class A, 3.25%, Due 4/15/32	1,019,189
978,228		Series 2676, Class JA, 4.00%, Due 8/15/13	986,896
1,124,650		Series 2694, Class BA, 4.00%, Due 6/15/31	1,133,038
1,000,000		Series 2663, Class LN, 4.50%, Due 1/15/22	1,024,221
27,010		Series 141, Class D, 5.00%, Due 5/15/21	27,039
201,622		Series 1624, Class KZ, 6.00%, Due 12/15/08	208,852
285,000		Series 2091, Class PG, 6.00%, Due 11/15/28	295,932
219,395		Series 1596, Class D, 6.50%, Due 10/15/13	231,512
121,791		Series 1643, Class E, 6.50%, Due 5/15/23	122,968
312,805		Series 1211, Class L, 7.00%, Due 3/15/07	315,002
391,835		Series 1595, Class D, 7.00%, Due 10/15/13	410,586
7,481		Series 1096, Class E, 7.00%, Due 6/15/21	7,480
		FHLMC Participation Certificates:
301,556		Pool #M90767, 4.50%, Due 11/1/07	305,070
341,188		Pool #M90766, 5.00%, Due 11/1/07	349,876
525,283		Pool #E01538, 5.00%, Due 12/1/18	536,696
497,604		Pool #420173, 5.75%, Due 4/1/30	502,962
165,102		Pool #C90493, 6.50%, Due 11/1/21	174,523
178,172		Pool #E65440, 7.50%, Due 11/1/10	185,861
103,369		Pool #G30067, 7.50%, Due 3/1/17	111,532
731,597		Pool #E99748, 8.00%, Due 11/1/15	779,211
93,562		Pool #A01379, 8.50%, Due 10/1/10	98,968
202,739		Pool #A01858, 8.50%, Due 7/1/21	229,006
		FHLMC Variable Rate Participation Certificates:
76,752		Pool #390260, 3.016%, Due 10/1/30	76,456
34,983		Pool #420196, 5.306%, Due 11/1/30	35,223
1,000,000		FNMA Floating Rate Notes, 3.4251%, Due 2/17/09	1,019,190
		FNMA Guaranteed Mortgage Pass-Thru Certificates:
820,209		Pool #254863, 4.00%, Due 8/1/13	828,507
156,416		Pool #252442, 6.50%, Due 5/1/19	165,497
268,545		Pool #313806, 7.50%, Due 2/1/14	278,259
78,647		Pool #512255, 7.50%, Due 9/1/14	83,694
284,834		Pool #609554, 7.50%, Due 10/1/16	303,109
63,123		Pool #535852, 8.00%, Due 11/1/15	67,357
375,301		FNMA Guaranteed Real Estate Mortgage
		Investment Conduit Inverse Variable Rate Pass-Thru
		Certificates, Series 1993-113, Class SB, 9.7489%, Due 7/25/23	413,593
		FNMA Guaranteed Real Estate Mortgage
		Investment Conduit Pass-Thru Certificates:
$ 786,260		Series 2003-49, Class JE, 3.00%, Due 4/25/33	$ 763,651
432,123		Series 2003-35, Class UC, 3.75%, Due 5/25/33	426,393
300,000		Series 2002-97, Class NF, 4.50%, 3/25/22	302,387
4,774		Series 1993-209, Class H, 6.00%, Due 3/25/08	4,779
349,497		Series 1994-7, Class PG, 6.50%, Due 1/25/09	364,639
188,000		Series 1994-18, Class D, 6.75%, Due 2/25/24	195,810
500,000		Series 1993-68, Class PL, 7.00%, Due 5/25/08	526,570
250,000		Series 1993-49, Class H, 7.00%, Due 4/15/13	270,598
225,658		Series 1993-250, Class Z, 7.00%, Due 12/25/23	237,292
83,461		Series 1999-51, Class DB, 7.25%, Due 9/17/29	89,248
15,523		Series 1991-141, Class PZ, 8.00%, Due 10/25/21	17,084
783,492		Series G92-44, Class ZQ, 8.00%, Due 7/25/22	845,138
439,624		Series G14, Class L, 8.50%, Due 6/25/21	465,404
825,209		Series 1990-28, Class X, 9.00%, Due 3/25/20	912,029
		FNMA Guaranteed Real Estate Mortgage
		Investment Conduit Variable Rate Pass-Thru
		Certificates:
986,084		Series 2003-47, Class FP, 2.19%, Due 9/25/32	986,633
24,227		Series 1993-179, Class FO, 4.00%, Due 10/25/23	24,778
281,468		FNMA Guaranteed Variable Rate Mortgage Pass-Thru
		Certificates, Pool #316302, 6.825%, Due 11/1/18	298,228
		FNMA Notes: 4.25%, Due 7/15/07
1,500,000		4.25%, Due 7/15/07	1,549,446
1,000,000		3.25%, Due 8/15/08	998,289
		GNMA Guaranteed Pass-Thru Certificates:
19,534		Pool #365841, 7.00%, Due 9/15/08	20,726
11,348		Pool #413575, 7.00%, Due 12/15/10	12,097
		GNMA Guaranteed Real Estate Mortgage Investment
		Conduit Pass-Thru Certificates:
595,000		Series 2000-9, Class PB, 7.50%, Due 6/16/26	624,602
40,251		Series 2000-1, Class TK, 7.50%, Due 1/20/30	42,421
		TOTAL UNITED STATES GOVERNMENT &
		AGENCY ISSUES (COST $22,308,072)	22,565,215

		SHORT-TERM INVESTMENTS - 3.38%
Shares		Money Market Mutual Funds - 2.02%
741,957		SEI Daily Income Trust Government Fund - Class B	741,957
Principal Amount
		United States Government and Agency Issues - 1.36%
$ 500,000		United States Treasury Bill, 1.80%, Due 1/20/05	497,950
		TOTAL SHORT-TERM INVESTMENTS
		(cost $1,239,935)	1,239,907
		TOTAL INVESTMENTS - 99.57%
		(cost $36,354,695)	36,571,873
		OTHER ASSETS LESS LIABILITIES - 0.43%	157,706
		NET ASSETS - 100.00%	$ 36,729,579

Item 2. Controls and Procedures.

(a)	As of a date within 90 days prior to the filing of this report, the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification for the principal executive officer of the Registrant as required by Rule 30a-2(a)
under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

(a)(2) Certification for the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Optimum Q Funds

By (Signature and Title) /s/ R. Schorr Berman
R. Schorr Berman, President

Date 12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ R. Schorr Berman
R. Schorr Berman, President

Date 12/30/04

By (Signature and Title) /s/ John C. Duane
John Duane, Treasurer

Date 12/30/04